Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment by class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at January 1, 2024	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)
Additions	21	381	15,203	102	10,492	26,199
Decommissioning costs - Additions to / review of estimates	−	−	−	6,393	−	6,393
Capitalized borrowing costs	−	−	1,558	−	−	1,558
Write-offs	(8)	(53)	(300)	(9)	(66)	(436)
Transfers (5)	482	5,126	(7,641)	2,592	10	569
Transfers to assets held for sale	−	20	(5)	(402)	69	(318)
Depreciation, amortization and depletion	(78)	(4,963)	−	(3,699)	(6,213)	(14,953)
Impairment recognition (note 25)	(2)	(439)	(324)	(864)	(45)	(1,674)
Impairment reversal (note 25)	4	140	11	19	13	187
Translation adjustment	(621)	(12,814)	(5,634)	(8,643)	(6,952)	(34,664)
Balance at December 31, 2024	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)

Balance at January 1, 2023	2,538	55,147	14,838	38,434	19,212	130,169
Cost	4,343	105,429	23,938	67,581	29,670	230,961
Accumulated depreciation and impairment (4)	(1,805)	(50,282)	(9,100)	(29,147)	(10,458)	(100,792)
Additions	−	528	11,919	12	15,177	27,636
Decommissioning costs - Additions to / review of estimates	−	−	−	2,672	−	2,672
Capitalized borrowing costs	−	−	1,277	−	−	1,277
Signature Bonuses Transfers (6)	−	−	−	16	−	16
Write-offs	(11)	(304)	(86)	(74)	(156)	(631)
Transfers (5)	58	5,531	(7,058)	1,754	1	286
Transfers to assets held for sale	(16)	(36)	99	(241)	(85)	(279)
Depreciation, amortization and depletion	(84)	(5,079)	−	(4,711)	(5,432)	(15,306)
Impairment recognition (note 25)	−	(1,689)	(883)	(314)	(39)	(2,925)
Impairment reversal (note 25)	3	101	9	1	28	142
Translation adjustment	199	4,210	1,401	2,883	1,674	10,367
Balance at December 31, 2023	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)
(1) It is composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 13 for assets under construction by operating segment.
(3) It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4) In the case of land and assets under construction, it refers only to impairment losses.
(5) It mainly includes transfers between classes of assets and transfers from advances to suppliers.
(6) Transfer from Intangible Assets.

Schedule of useful life of assets

Asset	Weighted average useful life in years
Buildings and improvement	38 (between 25 and 50)
Equipment and other assets	22 (between 1 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method or 20 years
Right-of-use	14 (between 2 and 50)

Schedule of estimated useful life of buildings and improvements, equipment and other assets

	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2024
5 years or less	4,789	(3,830)	959
6 - 10 years	7,159	(5,221)	1,938
11 - 15 years	4,837	(3,466)	1,371
16 - 20 years	26,561	(16,323)	10,238
21 - 25 years	26,431	(9,152)	17,279
25 - 30 years	10,627	(3,505)	7,122
30 years or more	4,773	(1,555)	3,218
Units of production method	15,535	(9,491)	6,044
Total	100,712	(52,543)	48,169
Buildings and improvements	3,749	(1,387)	2,362
Equipment and other assets	96,963	(51,156)	45,807

Schedule of accumulated depreciation and impairment

	Platforms	Vessels	Properties	Total
Cost	22,484	17,542	2,340	42,366
Accumulated depreciation and impairment	(4,712)	(9,216)	(750)	(14,678)
Without contractual readjustment clauses	−	(7,490)	(120)	(7,610)
With contractual readjustment clauses – Brazil	(4,712)	(731)	−	(5,443)
With contractual readjustment clauses – abroad	−	(996)	(629)	(1,625)
Balance at December 31, 2024	17,772	8,326	1,590	27,688
Cost	23,859	18,000	2,970	44,829
Accumulated depreciation and impairment	(4,803)	(8,796)	(850)	(14,449)
Without contractual readjustment clauses	−	(7,103)	(168)	(7,271)
With contractual readjustment clauses – Brazil	(4,803)	(225)	−	(5,028)
With contractual readjustment clauses – abroad	−	(1,468)	(682)	(2,150)
Balance at December 31, 2023	19,056	9,204	2,120	30,380